Significant Accounting Policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2017
Leasehold improvements | Minimum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, property, plant and equipment	5 years
Leasehold improvements | Maximum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, property, plant and equipment	10 years
Laboratory equipment
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, property, plant and equipment	5 years
Other | Minimum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, property, plant and equipment	3 years
Other | Maximum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, property, plant and equipment	5 years
Patents
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, intangibles	10 years
Software
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful life, intangibles	3 years